INVESTMENTS IN SUBSIDIARIES	12 Months Ended
Dec. 31, 2021
Disclosure of subsidiaries [abstract]
Investments In Subsidiaries
NOTE 14. INVESTMENTS IN SUBSIDIARIES
On December 2, 2021, Arauco through its subsidiary Arauco Forest Brasil S.A. acquired the 20% participation that Stora Enso Amsterdam B.V. had over Arauco Forestal Arapoti S.A., for an amount of ThR$ 294,549 (equivalents to ThU.S.$ 52,516). This acquisition left Arauco with a total participation of 100%. According to IFRS 10, as Arauco previously had control over this investment, since they previously owned 80%, reason why this operation is an acquisition from a minority shareholder, was recognized directly in equity the difference resulting from the book values and the fair value of the paid (equivalents to ThU.S.$ 35,880 as of December 31, 2021).
On March 10, 2021, Arauco through the subsidiary Forestal Arauco S.A. sold its total participation in the company Forestal Los Lagos SpA (ex S.A.) for ThU.S.$ 48,000. This operation generated a profit of ThU.S.$ 20,381 that is presented in Other income.
On December 2020, through its subsidiary Maderas Arauco S.A., Arauco acquired the 86.6155% of ODD Industries SpA, a pioneer company in the field of industrial artificial intelligence with ethical purposes. Arauco’s objective is to move forward with the implementation of artificial intelligence seeking to develop tools to mitigate climate change, among others. The price paid as of December 31, 2021 for the shares acquired and subscribed in this operation was ThU.S.$ 6,773 out of a total of ThU.S.$ 8,531. As of December 31, 2021 an impairment of intangible assets of ThU.S.$ 6,110 was recognized. This amount is presented in the consolidated statement of profit or loss under the line Other Expenses by Function.